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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06591
Invesco Quality Municipal Income Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28
Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust Quarterly Schedule of Portfolio Holdings May 31, 2017

invesco.com/us	MS-CE-QMINC-QTR-1	05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–157.74%(a)

Alabama–2.44%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,390	$5,075,016
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2039	1,130	1,280,945
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2044	1,130	1,275,442
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/2030	2,100	2,314,011
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	700	765,086
Series 2016, RB	5.75%	06/01/2045	505	546,632
Birmingham (City of) Water Works Board; Series 2011, Water RB (c)(d)(e)	5.00%	01/01/2021	3,060	3,485,126
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (c)	5.00%	09/01/2046	2,400	2,999,448
				17,741,706

Alaska–0.63%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	4,065	4,548,532

Arizona–3.82%

Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	2,050	2,202,253
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,206,145
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (c)(d)(e)	5.00%	07/01/2021	3,450	3,981,300
Arizona (State of); Series 2008 A, COP (d)(e)	5.00%	03/01/2018	1,995	2,057,663
Mesa (City of); Series 2013, Excise Tax RB (c)	5.00%	07/01/2032	7,600	8,673,120
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	450	511,020
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,780	3,025,613
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	917,280
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	2,525	2,715,461
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2020	500	553,965
Series 2014 A, Hospital RB	5.00%	08/01/2021	800	906,424
				27,750,244

California–21.64%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,070	2,357,751
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(g)	0.00%	08/01/2035	3,570	1,814,560
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(g)	0.00%	08/01/2036	5,770	2,804,335
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (c)	5.00%	04/01/2056	2,280	2,632,123
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2026	1,390	1,123,231
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	2,680	1,745,430
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (g)	0.00%	06/01/2055	10,115	366,062
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,991,505
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,230	1,333,382
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,450	1,553,573
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	3,195	3,423,219

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Public Works Board (Various Capital); Series 2013 I, Lease RB	5.00%	11/01/2020	$1,000	$1,132,200
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/2027	4,000	4,106,120
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	780	847,376
Series 2016 A, RB (f)	5.00%	12/01/2041	1,245	1,349,094
California (State of); Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,600	2,960,750
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	2,460	2,831,288
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,305	4,959,274
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges RB (c)(d)(e)	5.00%	01/01/2028	3,300	4,265,547
Series 2003 A, First Lien Bay Area Toll Bridges RB (c)(d)(e)	5.00%	01/01/2028	1,700	2,197,403
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	08/01/2029	695	482,573
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2040	4,685	1,940,995
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2041	4,965	1,975,524
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2042	5,265	2,006,597
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2043	3,460	1,262,589
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2044	4,825	1,685,131
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/2036	4,770	5,290,598
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	1,775	1,099,435
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	1,980	1,168,081
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (d)	5.00%	01/15/2020	5,000	5,328,050
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,885	4,908,936
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,565	2,564,872
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,250	3,753,295
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (c)	5.00%	05/15/2035	6,000	6,633,420
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (c)	5.00%	07/01/2043	6,510	7,365,349
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(g)	0.00%	08/01/2034	1,985	1,081,309
Moreland School District (Crossover Series 14); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(g)	0.00%	08/01/2029	3,955	2,733,024
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	2,875	2,104,126
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2036	4,025	2,042,768
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2037	1,590	774,282
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2027	4,005	3,044,120
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	5,000	3,140,450
Regents of the University of California; Series 2009 O, General RB (d)(e)	5.25%	05/15/2019	80	86,718
Series 2009 O, General RB (d)(e)	5.25%	05/15/2019	145	157,177
Series 2009 O, General RB (d)(e)	5.25%	05/15/2019	275	298,095
Series 2013 AI, General RB (c)	5.00%	05/15/2033	4,000	4,677,880
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	875	962,483
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2021	6,790	7,882,986
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	1,000	1,123,450
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2026	1,995	2,238,051
Series 2011 G, Ref. Second Series RB (d)(e)	5.25%	05/03/2021	3,615	4,200,341
Series 2011 G, Ref. Second Series RB	5.25%	05/01/2027	1,385	1,603,207

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	$4,320	$4,936,896
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB (d)(e)	5.00%	11/01/2019	2,500	2,744,025
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	09/01/2030	3,300	2,208,723
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	615	696,002
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	17,570	9,941,809
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	5,725	3,085,603
				157,023,193

Colorado–2.66%

Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	4,000	4,106,440
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	3,900	4,541,706
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,200	3,543,936
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/2032	5,000	5,819,450
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,115	1,297,369
				19,308,901

Connecticut–0.64%

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2041	4,300	4,622,930

District of Columbia–3.47%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,910	1,750,534
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (d)(e)	5.00%	10/01/2018	575	606,602
Series 2008 A, Ref. Public Utility Sub. Lien RB (d)(e)	5.00%	10/01/2018	265	279,565
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/2031	9,805	10,008,258
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2028	1,520	1,577,441
Series 2009 A, Sec. Income Tax RB (c)	5.25%	12/01/2027	3,040	3,346,827
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,170	6,558,031
Metropolitan Washington Airports Authority; Series 2009 B, Airport System RB (INS-BHAC) (b)	5.00%	10/01/2029	1,000	1,083,780
				25,211,038

Florida–11.28%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,160,820
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,145	2,466,600
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,500	2,884,475
Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	2,010	2,247,783
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2019	2,950	3,179,510
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	5,110	5,823,867
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,466,050
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	995	1,130,031
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	4,630	5,148,190
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	923,475

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds (d)(e)	6.00%	07/01/2018	$3,000	$3,166,560
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (d)(e)	5.00%	10/01/2019	2,850	3,113,254
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	2,500	2,739,675
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB (d)(e)	6.00%	08/01/2020	880	1,015,256
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	315	351,701
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation RB (d)(e)	5.00%	10/01/2017	2,995	3,037,559
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	1,000	1,130,730
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/2035	1,750	1,986,775
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	1,170	1,340,750
Orange (County of); Series 2012 B, Ref. Sales Tax RB (c)	5.00%	01/01/2031	7,855	8,918,881
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,252,732
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,148,187
Palm Beach (County of) Solid Waste Authority; Series 2011, Ref. RB (c)	5.00%	10/01/2031	3,330	3,781,515
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (d)(e)	5.50%	10/01/2019	615	678,585
Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/2023	2,085	2,303,383
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (c)	5.00%	08/15/2042	6,000	6,031,200
Series 2007, Hospital RB	5.00%	08/15/2042	6,000	6,031,200
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (i)(j)	5.38%	01/01/2049	3,938	2,518,425
Series 2014 B, Ref. Sub. Health Care RB (j)	2.50%	01/01/2049	1,457	15
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.00%	07/01/2025	500	582,040
Series 2014 A, Hospital RB	5.00%	07/01/2027	500	570,550
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (b)	6.00%	10/01/2029	2,000	2,690,220
				81,819,994

Georgia–0.86%

Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR (d)	2.20%	04/02/2019	2,000	2,018,160
Series 1994, PCR (d)	2.20%	04/02/2019	1,000	1,009,080
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (d)	2.40%	04/01/2020	3,200	3,248,512
				6,275,752

Hawaii–2.01%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,630	1,780,645
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,280,860
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (h)	5.00%	08/01/2020	3,055	3,401,803
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	4,100	4,472,403
Series 2015 A, Airport System RB (h)	5.00%	07/01/2041	780	882,250
Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	1,545	1,741,663
				14,559,624

Idaho–0.59%

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	2,600	2,727,972

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–(continued)

Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	$1,360	$1,541,397
				4,269,369

Illinois–16.77%

Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2021	3,200	3,609,600
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,125	1,235,914
Chicago (City of) (O’Hare International Airport); Series 2015 C, RB (h)	5.00%	01/01/2046	775	852,903
Series 2015 D, RB	5.00%	01/01/2046	540	609,628
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,240	1,467,441
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,605	1,811,997
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/2023	1,070	1,114,266
Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/2024	1,035	1,075,883
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/2036	8,970	9,727,158
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,380	3,702,553
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	615	621,802
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	385	388,781
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2037	4,350	4,361,527
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	310	313,044
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,030	2,162,275
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	1,000	1,046,730
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	790	855,523
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,085	3,126,802
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	1,850	1,933,509
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/2032	2,540	2,757,322
Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/2037	2,540	2,742,590
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2023	1,435	1,467,445
Illinois (State of) Finance Authority (Benedictine University); Series 2013 A, RB	5.00%	10/01/2020	1,000	1,092,860
Series 2013 A, RB	5.38%	10/01/2022	1,180	1,288,300
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,300	1,380,197
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/2024	1,900	2,074,306
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010, Ref. RB (d)(e)	6.00%	05/15/2020	1,685	1,921,675
Series 2010, Ref. RB	6.00%	05/15/2039	760	841,502
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,387,562
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,000	1,083,350
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB (d)(e)	6.13%	05/15/2019	120	132,091
Series 2009, Ref. RB (d)(e)	6.13%	05/15/2019	3,280	3,610,493
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	1,460	1,590,334
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,071,493
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (d)(e)	5.75%	02/15/2020	5,020	5,648,002
Series 2010 A, Ref. RB (d)(e)	6.00%	02/15/2020	2,620	2,965,211
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(d)(e)	5.50%	02/15/2021	1,440	1,671,840
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,390	3,800,868
Illinois (State of) Finance Authority; Series 2009, RB (d)(e)	6.13%	05/15/2019	105	115,407

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Conv. Dedicated State Tax CAB RB (INS-NATL) (b)(k)	5.75%	06/15/2026	$8,480	$9,596,138
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/2050	2,300	2,346,276
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (b)(g)	0.00%	12/15/2029	2,500	1,530,500
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. State Tax Supported RB (INS-AGM) (b)	5.00%	06/15/2027	3,500	3,934,945
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	10,050	11,295,798
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,115	1,131,814
Series 2013, Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	07/01/2029	1,960	2,140,261
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	2,250	2,384,662
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2029	1,000	1,028,020
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	750	760,028
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	4,275	4,892,780
				121,701,406

Indiana–4.47%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,000	3,444,720
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (h)	5.00%	09/01/2046	1,350	1,395,833
Series 2014, RB (h)	5.25%	09/01/2034	790	842,195
Series 2014, RB (h)	5.25%	09/01/2040	2,280	2,409,025
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (h)	5.00%	07/01/2040	3,480	3,735,084
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	536,650
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	525	565,415
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,690	2,729,785
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2033	1,000	1,148,190
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	2,415	2,779,906
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/2027	3,000	3,350,640
Series 2013 F, RB (c)	5.00%	02/01/2030	4,500	5,092,920
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	5.88%	01/01/2024	1,265	1,423,239
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (d)(h)(i)	1.53%	12/02/2019	3,000	3,000,120
				32,453,722

Iowa–1.86%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(d)(e)(l)	5.00%	06/01/2019	4,795	5,180,806
Series 2009 A, Special Obligation RB (c)(d)(e)(l)	5.00%	06/01/2019	3,595	3,884,254
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,160	1,191,563
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,000	1,038,730
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,030	1,030,103
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	11,725	1,192,198
				13,517,654

Kansas–0.47%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,655	1,816,065
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,611,045
				3,427,110

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–3.03%

Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	$1,220	$1,322,346
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,290	1,392,620
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	935	1,025,994
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (d)(e)	6.00%	06/01/2020	1,900	2,176,127
Series 2010 A, Hospital RB (d)(e)	6.38%	06/01/2020	1,625	1,879,101
Series 2010 A, Hospital RB (d)(e)	6.50%	06/01/2020	2,050	2,378,102
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/2017	3,000	3,007,110
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/2028	1,860	2,134,722
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (d)	2.20%	08/01/2019	1,000	1,017,220
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,461,340
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/2035	2,000	2,204,640
				21,999,322

Louisiana–2.34%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (d)(e)	5.25%	10/01/2020	2,450	2,784,008
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/2028	2,000	2,350,340
Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/2031	2,000	2,321,600
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	1,850	704,721
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2020	750	828,623
Series 2014, Ref. Water RB	5.00%	12/01/2021	1,000	1,140,970
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,265	2,270,481
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	770	829,829
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,465	1,598,784
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,235	1,341,889
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	770	824,924
				16,996,169

Maryland–0.87%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	705	803,728
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,435	1,580,308
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	2,440	2,630,051
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	730,823
Series 2017, Ref. RB	5.00%	04/01/2032	500	534,420
				6,279,330

Massachusetts–4.86%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,196,166
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB (d)(e)	5.00%	10/01/2017	2,185	2,215,787
Series 2007, RB	5.00%	10/01/2032	165	167,183

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	$3,050	$3,396,022
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (c)(d)(e)	5.50%	11/15/2018	9,565	10,213,890
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (c)(d)(e)	5.50%	07/01/2018	3,100	3,258,224
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2031	5,620	6,317,779
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	1,225	1,406,435
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (c)	5.00%	10/15/2035	5,325	6,059,690
				35,231,176

Michigan–3.00%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	3,400	3,794,468
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,655	3,032,302
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,710	1,918,056
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,130	1,233,011
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	565	636,998
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	565	646,501
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,165	1,290,540
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,070	2,304,759
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	3,575	4,072,747
Wayne State University Board of Governors; Series 2008, Ref. General RB (d)(e)	5.00%	11/15/2018	825	874,450
Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/2025	1,030	1,089,040
Western Michigan University; Series 2013, Ref. General RB	5.25%	11/15/2030	400	463,968
Series 2013, Ref. General RB	5.25%	11/15/2031	350	405,241
				21,762,081

Missouri–0.74%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	2,207,641
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	465	488,915
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/2020	1,000	1,084,280
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,553,612
				5,334,448

Nebraska–1.94%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	5,500	6,035,975
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,736,750
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/2036	4,800	5,330,304
				14,103,029

Nevada–0.77%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	1,500	1,622,940
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (h)	5.00%	07/01/2028	2,000	2,274,660
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	1,600	1,666,720
				5,564,320

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–6.82%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	$1,990	$2,167,389
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.38%	01/01/2043	1,000	1,121,290
Series 2013, Private Activity RB (h)	5.50%	01/01/2026	1,000	1,143,500
Series 2013, RB (h)	5.00%	07/01/2023	1,750	1,965,495
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/2024	2,000	2,285,680
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2020	5,000	5,415,350
Series 2006 C, Transportation System CAB RB (INS-AGC) (b)(g)	0.00%	12/15/2026	8,435	5,995,767
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	935	1,021,908
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,560	1,600,700
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,560	1,601,839
New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/2019	6,900	7,446,480
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/2023	4,000	4,377,320
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,050	5,062,877
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	950	948,461
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	3,640	3,649,282
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	3,665	3,663,461
				49,466,799

New Mexico–0.67%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,650	2,934,372
New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/2027	1,860	1,929,415
				4,863,787

New York–15.01%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (d)(e)	6.25%	01/15/2020	1,740	1,975,700
Series 2009, PILOT RB (d)(e)	6.38%	01/15/2020	720	819,857
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,760	2,759,779
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	2,020	2,367,198
Metropolitan Transportation Authority; Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,771,875
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,680	1,887,312
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	2,400	2,668,296
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	1,000	1,132,340
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	2,900	3,365,711
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	1,535	1,768,520
Subseries 2009 A-1, Future Tax Sec. RB (c)(d)(e)	5.00%	05/01/2019	3,695	3,982,693
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/2028	4,615	4,974,324
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/2029	3,695	3,982,693
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/2033	1,725	1,964,223
Subseries 2012 E-1, Future Tax Sec. RB (c)	5.00%	02/01/2037	7,155	8,154,625
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (c)	5.00%	04/01/2027	4,765	5,030,839
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (c)(d)(e)	5.00%	10/01/2018	5,635	5,949,377
New York (City of); Subseries 2008, Unlimited Tax GO Bonds (c)	5.25%	08/15/2028	5,200	5,473,312
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/2027	5,200	5,473,936
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/2029	1,805	2,366,896

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/2030	$5,805	$6,562,378
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,050	2,371,604
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, Mental Health Services Facilities Improvement RB (INS-AGM) (b)	5.00%	02/15/2027	150	150,503
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	1,310	1,403,626
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/2029	4,860	5,525,334
Series 2013 A, Jr. General RB	5.00%	05/01/2019	2,000	2,150,960
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,590	1,841,808
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	4,840	5,204,162
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (c)	5.00%	09/15/2040	5,100	5,810,277
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,770	1,984,630
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2031	1,545	1,648,376
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (h)	5.00%	07/01/2046	1,620	1,771,243
Series 2016 A, Special Facilities RB (h)	5.25%	01/01/2050	2,985	3,294,574
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (d)(e)	5.00%	07/01/2019	1,250	1,355,537
				108,944,518

North Carolina–6.12%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB (c)	5.00%	07/01/2042	4,000	4,741,280
Series 2017 A, Airport RB (c)	5.00%	07/01/2047	1,775	2,093,471
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (c)	5.00%	06/01/2039	13,600	14,506,032
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	6,705	7,697,675
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	12/31/2037	2,000	2,175,060
Series 2015, Private Activity RB (h)	5.00%	06/30/2054	1,115	1,185,312
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	1,525	1,623,561
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (c)	5.00%	06/01/2042	5,110	5,724,784
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/2036	1,755	1,960,089
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/2041	2,430	2,713,970
				44,421,234

Ohio–7.16%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	775	869,442
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	1,450	1,580,224
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	490	551,769
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/2033	9,100	9,354,618
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	235	231,447
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	6,955	6,877,660
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,000	1,068,770
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2057	2,470	2,587,794
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,555	1,733,047

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	$2,000	$1,932,480
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	3,390	3,733,373
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	3,000	3,402,450
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,370	1,442,199
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	2,470	2,816,467
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(h)	5.00%	12/31/2039	735	818,033
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	4.38%	06/01/2022	3,950	3,712,763
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB (d)(e)	5.75%	05/15/2020	3,055	3,465,806
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	1,780	1,927,936
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/2028	2,500	2,937,250
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	4.38%	06/01/2022	975	916,442
				51,959,970

Oklahoma–0.36%

Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/2036	815	676,409
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,785	1,959,466
				2,635,875

Oregon–0.46%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (d)(e)	5.25%	04/01/2019	685	739,053
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/2033	2,465	2,632,201
				3,371,254

Pennsylvania–1.55%

Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (d)	4.38%	07/01/2022	850	799,000
Pennsylvania (State of) Turnpike Commission; Series 2012 A, Sub. RB	5.00%	12/01/2020	1,370	1,531,318
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	1,345	1,562,769
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	730	848,194
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	775	878,858
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	250	292,620
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	265	310,177
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,235	1,412,433
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	775	871,650
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,010	1,150,673
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (d)(e)	5.13%	09/01/2018	1,230	1,294,427
Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (b)	5.13%	09/01/2023	270	283,381
				11,235,500

Puerto Rico–0.42%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB (g)	0.00%	05/15/2050	5,450	660,540
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL) (b)(g)	0.00%	08/01/2044	11,215	2,404,160
				3,064,700

South Carolina–0.86%

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,400	1,536,262

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Ports Authority; Series 2015, RB (h)	5.25%	07/01/2050	$3,005	$3,349,974
Series 2015, RB (h)	5.25%	07/01/2055	1,230	1,370,737
				6,256,973

South Dakota–0.20%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,464,792

Tennessee–0.42%

Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/2023	1,280	1,499,418
Series 2006 A, Gas RB	5.25%	09/01/2026	1,275	1,541,819
				3,041,237

Texas–16.92%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (c)	5.00%	08/15/2034	5,105	5,888,464
Arlington (City of); Series 2009, Special Tax RB (d)(e)	5.00%	02/15/2019	1,510	1,614,130
Series 2009, Special Tax RB (d)(e)	5.00%	02/15/2019	730	780,472
Series 2009, Special Tax RB	5.00%	08/15/2028	1,760	1,857,117
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation (d)(e)	5.00%	06/15/2019	2,500	2,701,075
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (d)(e)	6.20%	07/01/2020	2,225	2,570,253
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (h)	5.25%	11/01/2026	2,000	2,348,080
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (d)(e)	5.00%	02/15/2018	1,130	1,163,414
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	08/15/2031	5,395	7,046,302
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,300	1,408,784
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(g)	0.00%	09/01/2025	4,650	3,724,464
Houston (City of); Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds (d)(e)	5.00%	03/01/2019	1,785	1,911,449
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2027	215	229,700
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2033	2,700	3,072,222
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2036	4,005	4,533,219
Series 2015 C, Ref. Airport System RB (h)	5.00%	07/15/2020	775	837,186
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (d)(e)	5.00%	04/15/2018	135	139,896
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	5.00%	04/15/2023	285	294,890
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,205	1,261,008
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,250	2,445,525
Lower Colorado River Authority; Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/2022	5	5,887
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,125	2,412,789
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	1,000	1,126,080
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, Sr. Living RB	4.75%	07/01/2052	750	780,473
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing - Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2034	1,000	1,067,820
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2028	18,900	14,089,194
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2031	3,740	2,431,561
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,500	1,706,910
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,495	2,843,801

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	$935	$952,550
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	2,135	2,154,279
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,330	2,434,267
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,900	4,459,104
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,170	1,430,494
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	4,130	1,777,015
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,555	1,736,951
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,555	1,821,014
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (d)(e)	5.00%	05/15/2019	890	959,954
Series 2009 A, Financing System RB (d)(e)	5.00%	05/15/2019	2,500	2,696,500
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,230	6,449,950
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	4,095	4,574,238
Series 2012, Gas Supply RB	5.00%	12/15/2029	2,000	2,227,540
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,330,020
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,195	1,319,973
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (h)	5.00%	12/31/2055	1,050	1,130,598
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,945	2,193,085
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,300	1,495,767
University of Houston; Series 2008, Ref. Consolidated RB (c)(d)(e)	5.00%	02/15/2018	9,100	9,366,448
				122,801,912

Utah–0.57%

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB (e)(m)	12.61%	05/15/2020	1,200	1,232,184
Salt Lake City (City of); Series 2017 A, Airport RB (c)(h)	5.00%	07/01/2047	2,490	2,868,978
				4,101,162

Virgin Islands–0.29%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	540	471,879
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,860	1,602,316
				2,074,195

Virginia–2.66%

Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB (d)(e)	5.13%	10/01/2017	1,750	1,775,235
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/2019	6,920	7,261,917
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	2,930	3,225,139
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	725	820,424
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	3,975	4,221,013
Series 2012, Sr. Lien RB (h)	5.00%	01/01/2040	1,905	2,003,127
				19,306,855

Washington–3.69%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2025	925	1,061,521
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,000	3,137,670

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS-AGM) (b)	5.25%	10/01/2033	$1,500	$1,576,170
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	2,000	2,170,080
Washington (State of); Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	8,420	9,163,065
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	8,850	9,631,013
				26,739,519

Wisconsin–2.08%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,763,830
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.00%	05/01/2026	1,100	1,159,290
Series 2014, RB	5.13%	05/01/2029	1,000	1,054,740
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (c)	5.00%	03/01/2046	5,430	6,135,140
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	833,534
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB (d)(e)	5.63%	05/01/2019	190	206,944
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	1,810	1,968,031
				15,121,509

Wyoming–0.32%

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM) (b)	5.00%	01/01/2047	2,020	2,301,890
TOTAL INVESTMENTS(n)–157.74% (Cost $1,044,019,355)				1,144,674,731
FLOATING RATE NOTE OBLIGATIONS–(28.84)%
Notes with interest and fee rates ranging from 1.32% to 1.70% at 05/31/2017 and contractual maturities of collateral ranging from 06/01/2025 to 04/01/2056 (See Note 1D)(o)				(209,260,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.47)%				(213,894,278)
OTHER ASSETS LESS LIABILITIES–0.57%				4,137,100
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$725,657,553

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.	Jr.	—	Junior
AGM	—	Assured Guaranty Municipal Corp.	NATL	—	National Public Finance Guarantee Corp.
AMBAC	—	American Municipal Bond Assurance Corp.	PCR	—	Pollution Control Revenue Bonds
BAM	—	Build America Mutual Assurance Co.	PILOT	—	Payment-in-Lieu-of-Tax
BAN	—	Bond Anticipation Notes	RAB	—	Revenue Anticipation Bonds
BHAC	—	Berkshire Hathaway Assurance Corp.	RB	—	Revenue Bonds
CAB	—	Capital Appreciation Bonds	Ref.	—	Refunding
Conv.	—	Convertible	RN	—	Revenue Notes
COP	—	Certificates of Participation	Sec.	—	Secured
Ctfs.	—	Certificates	Sr.	—	Senior
GO	—	General Obligation	Sub.	—	Subordinated
IDR	—	Industrial Development Revenue Bonds	Wts.	—	Warrants
INS	—	Insurer

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $19,375,159, which represented 2.67% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2017 was $2,518,440, which represented less than 1% of the Trust’s Net Assets.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,232,184 which represents less than 1% of the Trust’s Net Assets.

(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Trust’s investments with a value of $340,194,918 are held by TOB Trusts and serve as collateral for the $209,260,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’

                                 Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any

                                 Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2017 was $38,465,674 and $29,412,667, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$102,781,148
Aggregate unrealized (depreciation) of investment securities	(4,904,338)
Net unrealized appreciation of investment securities	$97,876,810
Cost of investments for tax purposes is $1,046,797,921.

                                 Invesco Quality Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Quality Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.